Condensed Consolidated Statements of Operations (Parenthetical) - CIK0001848000_LAKESHORE ACQUISITION I CORP - shares		3 Months Ended	6 Months Ended
	Jun. 28, 2021	Mar. 31, 2021	Jun. 27, 2021
Nonredeemable founder shares subject to forfeiture		187,500	187,500
Nonredeemable founder shares forfeited	70,750
Nonredeemable founder shares no longer subject to forfeiture	116,750